Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares outstanding, Granted	4,734,300
Abtech Options [Member]
Number of Shares outstanding, Opening balance	2,699,158	5,329,107	4,152,551
Number of Shares outstanding, Granted			3,306,069
Number of Shares outstanding, Exercised			0
Number of Shares outstanding, Forfeited And expired		(2,629,949)	(2,129,513)
Number of Shares outstanding, Closing Balance	2,699,158	2,699,158	5,329,107
Weighted Average Exercise Price, Opening Balance	$ 3,514	$ 0.70	$ 0.70
Weighted Average Exercise Price, Granted			$ 0.70
Weighted Average Exercise Price, Forfeited and expired		$ 0.70	$ 0.70
Weighted Average Exercise Price, Closing balance		$ 3,514	$ 0.70
Weighted Average Remaining Term		6 years 6 months 22 days	4 years 11 months 19 days
Weighted Average Remaining Term, granted	$ 0	$ 0.9
Abhd Options [Member]
Number of Shares outstanding, Opening balance	5,374,300	640,000	0
Number of Shares outstanding, Granted		4,734,300	640,000	[1]
Number of Shares outstanding, Closing Balance		5,374,300	640,000
Weighted Average Exercise Price, Opening Balance	$ 0.44	$ 0.55	$ 0
Weighted Average Exercise Price, Granted		$ 0.42	$ 0.55
Weighted Average Exercise Price, Closing balance		$ 0.44	$ 0.55
Weighted Average Remaining Term		9 years 6 months 29 days	4 years 10 months 10 days
Weighted Average Remaining Term, granted	$ 0.27	$ 0.12

[1]	These options were previously excluded, however, the exclusion had no effect on the consolidated statement of operations as the options did not begin to vest until 2011.